Common shareholder's equity, mezzanine equity, and non-controlling interests - Non-controlling interests (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 25, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in non-controlling interest
Balance at beginning		$ 1.0	$ 250.2	$ 0.2	$ 251.3	$ 251.3	$ 250.1	$ 250.0
Net (income) loss attributable to non-controlling interests		0.3	4.2	0.9	13.2	13.7	19.3	18.8
Return of capital to non-controlling interests		(0.2)
Dividends to non-controlling interests			(4.7)		(14.1)	(14.1)	(18.8)	(18.8)
Redemption of non-controlling interests			(250.0)		(250.0)	(250.7)
Other, net					(0.7)		0.7	0.1
Balance at end		1.1	$ (0.3)	1.1	(0.3)	0.2	251.3	$ 250.1
Perpetual non-cumulative preferred stock | Sirius International Group, Ltd
Change in non-controlling interest
Stock redeemed (in shares)	250,000
Preferred stock redemption price per share (In dollars per share)	$ 1,000
Alstead Re
Change in non-controlling interest
Balance at beginning				0.2	$ 0.5	0.5
Balance at end		$ 1.1		$ 1.1		$ 0.2	$ 0.5